INVESTMENTS (Details 3) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, within One Year, Amortized Cost	$ 685
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, within One Year, Fair Value	682
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after One Through Five Years, Amortized Cost	3,871
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after One Through Five Years, Fair Value	3,948
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after Five Through Ten Years, Amortized Cost	106
Available-for-sale securities, after 5 years through 10 years, fair value	122
Debt Securities, Available-for-sale, Allocated and Single Maturity Date, Maturity, after 10 Years, Amortized Cost	239
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after 10 Years, Fair Value	241
Available-for-sale Securities, Amortized Cost Basis	4,901
Trading Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities	44	$ 12
Available-for-Sale Securities
Debt Securities, Available-for-sale [Line Items]
Solvency Funds of Insurance Captive	1,056	1,159
Debt Securities	4,993	5,912
Cash and cash equivalents | Trading Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities	0	0
Cash and cash equivalents | Available-for-Sale Securities
Debt Securities, Available-for-sale [Line Items]
Debt Securities	0	667
Marketable Securities [Member] | Trading Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities	44	12
Marketable Securities [Member] | Available-for-Sale Securities
Debt Securities, Available-for-sale [Line Items]
Debt Securities	4,691	4,970
Other assets | Trading Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities	0	0
Other assets | Available-for-Sale Securities
Debt Securities, Available-for-sale [Line Items]
Debt Securities	$ 302	$ 275